Stock Based Compensation - Schedule of Stock-Based Compensation Cost (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 11,710	$ 10,169	$ 19,511	$ 15,527
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense recognized	5,690	6,196	10,977	8,932
Vesting of Restricted Stock Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense recognized	1,620	3,973	8,534	4,035
Stock Awarded to Directors and Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense recognized	4,400			2,560
Cost of Product Sales
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense recognized	96
Research and Development Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense recognized	1,475	4,984	8,573	5,600
Selling, General, and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 10,139	$ 5,185	$ 10,938	$ 9,927